Fair Value	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value	FAIR VALUE
For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025. During the six months ended September 30, 2025, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2025 and September 30, 2025:

	At March 31, 2025
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,407,859	¥15,222,947	¥2,746,696	¥38,377,502
Debt securities
Japanese national government and Japanese government agency bonds	6,140,726	754,529	—	6,895,255
Japanese prefectural and municipal bonds	—	288,472	—	288,472
Foreign government and official institution bonds	11,602,182	774,775	—	12,376,957
Corporate bonds	4,755	2,717,719	175,464	2,897,938
Residential mortgage-backed securities	—	7,313,220	—	7,313,220
Asset-backed securities	—	1,279,679	1,816,507	3,096,186
Other debt securities	—	61,578	612,102	673,680
Commercial paper	—	1,224,538	—	1,224,538
Equity securities(2)	2,660,196	808,437	142,623	3,611,256
Trading derivative assets	58,729	20,597,301	77,897	20,733,927
Interest rate contracts	12,565	14,860,818	22,298	14,895,681
Foreign exchange contracts	1,416	5,592,040	27,345	5,620,801
Equity contracts	44,748	94,288	6,961	145,997
Commodity contracts	—	293	19,892	20,185
Credit derivatives	—	49,861	757	50,618
Other(8)	—	1	644	645
Trading loans(3)	—	28,447	—	28,447
Investment securities:
Available-for-sale debt securities	23,867,794	6,347,624	197,750	30,413,168
Japanese national government and Japanese government agency bonds	21,152,903	930,954	—	22,083,857
Japanese prefectural and municipal bonds	—	309,998	—	309,998
Foreign government and official institution bonds	2,714,891	1,363,578	—	4,078,469
Corporate bonds	—	898,304	5,579	903,883
Residential mortgage-backed securities	—	1,122,236	15	1,122,251
Asset-backed securities	—	1,269,867	142,284	1,412,151
Other debt securities	—	452,687	49,872	502,559
Equity securities	3,779,986	52,002	100,762	3,932,750
Marketable equity securities(9)	3,779,986	52,002	—	3,831,988
Nonmarketable equity securities(4)	—	—	100,762	100,762
Other(5)	973,130	1,757,936	8,100	2,739,166
Total	¥49,087,498	¥44,006,257	¥3,131,205	¥96,224,960

	At March 31, 2025
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥389,643	¥2,462	¥—	¥392,105
Trading derivative liabilities	48,534	20,995,246	67,027	21,110,807
Interest rate contracts	28,532	15,998,172	44,232	16,070,936
Foreign exchange contracts	2,197	4,900,685	2,026	4,904,908
Equity contracts	17,805	43,467	358	61,630
Commodity contracts	—	1	19,926	19,927
Credit derivatives	—	52,921	430	53,351
Other(8)	—	—	55	55
Obligation to return securities received as collateral(6)	5,754,639	292,116	—	6,046,755
Other(7)	—	267,202	(49,328)	217,874
Total	¥6,192,816	¥21,557,026	¥17,699	¥27,767,541

	At September 30, 2025
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥20,914,933	¥19,310,608	¥2,793,966	¥43,019,507
Debt securities
Japanese national government and Japanese government agency bonds	5,809,065	470,804	—	6,279,869
Japanese prefectural and municipal bonds	—	186,857	—	186,857
Foreign government and official institution bonds	11,977,807	1,107,126	—	13,084,933
Corporate bonds	3,018	2,572,600	182,388	2,758,006
Residential mortgage-backed securities	—	11,113,137	—	11,113,137
Asset-backed securities	—	1,107,289	1,884,579	2,991,868
Other debt securities	—	62,948	578,227	641,175
Commercial paper	—	1,851,131	—	1,851,131
Equity securities(2)	3,125,043	838,716	148,772	4,112,531
Trading derivative assets	40,478	24,177,971	62,140	24,280,589
Interest rate contracts	18,883	19,138,587	19,403	19,176,873
Foreign exchange contracts	3,795	4,911,297	20,245	4,935,337
Equity contracts	17,800	75,184	4,458	97,442
Commodity contracts	—	503	17,181	17,684
Credit derivatives	—	52,319	629	52,948
Other(8)	—	81	224	305
Trading loans(3)	—	24,517	—	24,517
Investment securities:
Available-for-sale debt securities	18,863,895	6,155,575	192,029	25,211,499
Japanese national government and Japanese government agency bonds	16,190,230	839,437	—	17,029,667
Japanese prefectural and municipal bonds	—	206,637	—	206,637
Foreign government and official institution bonds	2,673,665	1,497,306	—	4,170,971
Corporate bonds	—	893,354	3,255	896,609
Residential mortgage-backed securities	—	1,067,095	15	1,067,110
Asset-backed securities	—	1,261,793	138,248	1,400,041
Other debt securities	—	389,953	50,511	440,464
Equity securities	4,282,030	67,780	137,301	4,487,111
Marketable equity securities(9)	4,282,030	67,780	—	4,349,810
Nonmarketable equity securities(4)	—	—	137,301	137,301
Other(5)	584,605	1,867,218	8,352	2,460,175
Total	¥44,685,941	¥51,603,669	¥3,193,788	¥99,483,398

	At September 30, 2025
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥130,321	¥5,142	¥—	¥135,463
Trading derivative liabilities	70,738	25,017,869	58,128	25,146,735
Interest rate contracts	16,682	20,293,579	39,407	20,349,668
Foreign exchange contracts	3,761	4,621,690	900	4,626,351
Equity contracts	50,295	43,669	—	93,964
Commodity contracts	—	34	17,182	17,216
Credit derivatives	—	58,828	493	59,321
Other(8)	—	69	146	215
Obligation to return securities received as collateral(6)	6,521,007	361,715	—	6,882,722
Other(7)	—	62,467	(59,422)	3,045
Total	¥6,722,066	¥25,447,193	¥(1,294)	¥32,167,965

Notes:
(1)Includes securities measured under the fair value option.
(2)Excludes certain investments valued at net asset value of private equity and other funds, whose fair values at March 31, 2025 were ¥277,252 million and those at September 30, 2025 were ¥281,675 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2025 were ¥276,433 million, and those at September 30, 2025 were ¥312,858 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
(3)Includes loans measured under the fair value option.
(4)Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2025 were ¥40,477 million and ¥56,334 million, respectively, and those at September 30, 2025 were ¥42,528 million and ¥75,839 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2025 were nil and ¥13,650 million, respectively, and those at September 30, 2025 were nil and ¥1,652 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
(5)Includes securities received as collateral that may be sold or repledged under securities lending transactions.
(6)Included in Other liabilities.
(7)Mainly includes other short-term borrowings, long-term debt and bifurcated embedded derivatives carried at fair value.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Includes equity securities subject to contractual sale restrictions with a total fair value of ¥43,654 million and ¥155,502 million at March 31, 2025 and September 30, 2025, respectively. The contractual restriction of these securities is a lock-up agreement, a market standoff agreement, or the result of a provision within a separate agreement between certain shareholders, and the range of remaining duration of these restrictions were 0.0 - 3.0 years and 0.1 - 0.9 years at March 31, 2025 and at September 30, 2025, respectively. The market standoff agreements expire when the share price changes to a certain extent, and other agreements do not have specific clauses for a lapse in the restriction.
Changes in Level 3 Recurring Fair Value Measurements
The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2024 and 2025. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

Six month ended September 30, 2024 (As Adjusted):		Total gains (losses) for the period												Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2024
	March 31, 2024	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3		September 30, 2024
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,041,954	¥(86,296)	(2)	¥(5,778)	¥356,780	¥—	¥(2,059)	¥(141,812)	¥78,484		¥—		¥2,241,273	¥(88,871)	(2)
Debt securities
Foreign government and official institution bonds	101	(1)		—	—	—	—	(100)	—		—		—	—
Corporate bonds	—	(3,751)		—	38,158	—	—	—	78,460	(5)	—		112,867	(3,751)
Asset-backed securities	1,352,755	(74,833)		(5,778)	311,613	—	—	(121,635)	—		—		1,462,122	(74,912)
Other debt securities	536,846	(8,673)		—	—	—	—	—	—		—		528,173	(8,673)
Equity securities	152,252	962		—	7,009	—	(2,059)	(20,077)	24		—		138,111	(1,535)
Trading derivatives—net	58,906	2,123	(2)	981	670	(312)	—	(7,460)	(14,859)		4,087		44,136	23,415	(2)
Interest rate contracts—net	39,486	(10,625)		(602)	—	—	—	2,889	(13,741)	(5)	5,383		22,790	8,860
Foreign exchange contracts—net	10,198	3,559		862	—	—	—	434	(1,118)		(1,164)		12,771	6,085
Equity contracts—net	8,258	9,284		725	—	—	—	(10,713)	—		(132)		7,422	8,565
Commodity contracts—net	(45)	25		(4)	—	—	—	(6)	—		—		(30)	26
Credit derivatives—net	660	(180)		—	—	—	—	(64)	—		—		416	(179)
Other—net(8)	349	60		—	670	(312)	—	—	—		—		767	58
Investment securities:
Available-for-sale debt securities	204,805	(12,495)	(3)	12,193	39	—	—	(7,598)	—		(743)		196,201	(390)	(3)
Corporate bonds	5,172	324		(139)	—	—	—	—	—		(743)		4,614	157
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Asset-backed securities	132,951	—		9,973	—	—	—	—	—		—		142,924	9,973
Other debt securities	66,667	(12,819)		2,359	39	—	—	(7,598)	—		—		48,648	(10,520)
Equity securities	87,814	(149)	(3)	445	5,390	—	(519)	—	779		(1,892)		91,868	(542)	(3)
Nonmarketable equity securities	87,814	(149)		445	5,390	—	(519)	—	779		(1,892)		91,868	(542)
Other(9)	79,154	(400)	(7)	133	352	—	—	(17,721)	—		—		61,518	(400)	(7)
Total	¥2,472,633	¥(97,217)		¥7,974	¥363,231	¥(312)	¥(2,578)	¥(174,591)	¥64,404		¥1,452		¥2,634,996	¥(66,788)
Liabilities
Obligation to return securities received as collateral	¥71,399	¥—		¥—	¥—	¥—	¥—	¥(17,572)	¥—		¥—		¥53,827	¥—
Other(9)	6,486	(2,319)	(4)	(3,502)	—	482	—	(21,879)	2,213	(6)	(8,384)	(6)	(15,261)	(48)	(4)
Total	¥77,885	¥(2,319)		¥(3,502)	¥—	¥482	¥—	¥(39,451)	¥2,213		¥(8,384)		¥38,566	¥(48)

Six month ended September 30, 2025:		Total gains (losses) for the period											Change in unrealized gains (losses) for assets and liabilities still held at September 30, 2025
	March 31, 2025	Included in earnings		Included in other comprehensive income	Purchases	Issues	Sales	Settlements	Transfers into Level 3		Transfers out of Level 3	September 30, 2025
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥2,746,696	¥14,864	(2)	¥2,331	¥599,114	¥—	¥(4,546)	¥(564,493)	¥—		¥—	¥2,793,966	¥34,630	(2)
Debt securities
Corporate bonds	175,464	6,303		—	5,002	—	(4,381)	—	—		—	182,388	6,602
Asset-backed securities	1,816,507	583		2,331	589,062	—	—	(523,904)	—		—	1,884,579	20,479
Other debt securities	612,102	3,044		—	—	—	—	(36,919)	—		—	578,227	3,752
Equity securities	142,623	4,934		—	5,050	—	(165)	(3,670)	—		—	148,772	3,797
Trading derivatives—net	10,870	5,907	(2)	48	3	(330)	—	(3,337)	(1,249)		(7,900)	4,012	6,502	(2)
Interest rate contracts—net	(21,934)	1,087		63	—	—	—	247	(815)		1,348	(20,004)	1,172
Foreign exchange contracts—net	25,319	3,126		23	—	—	—	289	(434)		(8,978)	19,345	3,205
Equity contracts—net	6,603	2,001		(38)	3	—	—	(3,808)	—		(303)	4,458	2,428
Commodity contracts—net	(34)	6		—	—	—	—	(6)	—		33	(1)	6
Credit derivatives—net	327	(132)		—	—	—	—	(59)	—		—	136	(132)
Other—net(8)	589	(181)		—	—	(330)	—	—	—		—	78	(177)
Investment securities:
Available-for-sale debt securities	197,750	(144)	(3)	(3,391)	—	—	—	(50)	—		(2,136)	192,029	(3,492)	(3)
Corporate bonds	5,579	(137)		(1)	—	—	—	(50)	—		(2,136)	3,255	(95)
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—	15	—
Asset-backed securities	142,284	—		(4,036)	—	—	—	—	—		—	138,248	(4,036)
Other debt securities	49,872	(7)		646	—	—	—	—	—		—	50,511	639
Equity securities	100,762	(8,793)	(3)	332	5,460	—	(1,759)	—	42,138		(839)	137,301	(9,611)	(3)
Nonmarketable equity securities	100,762	(8,793)		332	5,460	—	(1,759)	—	42,138	(10)	(839)	137,301	(9,611)
Other	8,100	49	(7)	124	242	—	—	(163)	—		—	8,352	174	(7)
Total	¥3,064,178	¥11,883		¥(556)	¥604,819	¥(330)	¥(6,305)	¥(568,043)	¥40,889		¥(10,875)	¥3,135,660	¥28,203
Liabilities
Other	¥(49,328)	¥6,905	(4)	¥(307)	¥—	¥—	¥—	¥(3,490)	¥(40)		¥34	¥(59,422)	¥6,992	(4)
Total	¥(49,328)	¥6,905		¥(307)	¥—	¥—	¥—	¥(3,490)	¥(40)		¥34	¥(59,422)	¥6,992

Notes:
(1)Includes Trading securities measured under the fair value option.
(2)Included in Trading account profits (losses)—net and Foreign exchange gains (losses)—net.
(3)Included in Investment securities gains (losses)—net and Other comprehensive income, net of tax.
(4)Included in Trading account profits (losses)—net and Other comprehensive income, net of tax.
(5)For the six months ended September 30, 2024, transfers into Level 3 for Interest rate contracts—net were mainly caused by changes in the impact of unobservable inputs to the entire fair value measurement. Unobservable inputs include loss given default. Transfers into Level 3 for Corporate bonds were mainly caused by the increased impact of the Liquidity Premium on Fair Value.
(6)For the six months ended September 30, 2024, transfers into (out of) Level 3 for long-term debt in Other were mainly caused by the decrease (increase) in the observability of the key inputs to the valuation models and a corresponding increase (decrease) in the significance of the unobservable inputs.
(7)Included in Other non-interest income.
(8)Includes certain derivatives such as earthquake derivatives.
(9)Retrospectively adjusted due to the adoption of Staff Accounting Bulletin No. 122. The adjustments resulted in a decrease of ¥59,966 million and ¥68,512 million in Assets and Liabilities as of March 31, 2024 and September 30, 2024, respectively, and a decrease of ¥8,546 million in Purchases and Issues for the six months ended September 30, 2024.
(10)Represents the equity securities held by newly consolidated subsidiaries.
Quantitative Information about Level 3 Fair Value Measurements
The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥175,464	Discounted cash flow	Liquidity premium	0.0%	~	0.2%	0.1%
Asset-backed securities	1,684,080	Internal model(4)	Asset correlations	2.0%			2.0%
			Discount factor	1.2%	~	1.3%	1.3%
			Prepayment rate	28.0%			28.0%
			Probability of default	0.0%	~	99.0%	—	(3)
			Recovery rate	60.4%			60.4%
Other debt securities	659,534	Discounted cash flow	Liquidity premium	1.6%	~	3.2%	2.4%

At March 31, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(21,934)	Option model	Correlation between interest rates	30.0%	~	60.4%	44.0%
			Correlation between interest rate and foreign exchange rate	5.7%	~	60.0%	34.3%
			Recovery rate	80.0%	~	90.0%	85.0%
			Volatility	65.3%	~	134.6%	73.5%
Foreign exchange contracts—net	25,319	Option model	Correlation between interest rates	30.0%	~	70.0%	45.6%
			Correlation between interest rate and foreign exchange rate	19.2%	~	60.0%	36.7%
			Correlation between foreign exchange rates	50.0%	~	66.4%	58.2%
			Recovery rate	80.0%	~	90.0%	85.0%
			Volatility	10.7%	~	20.9%	14.3%
Equity contracts—net	3,524	Option model	Correlation between foreign exchange rate and equity	6.0%	~	50.0%	10.0%
			Correlation between equities	5.7%	~	95.0%	58.9%
			Volatility	20.0%	~	35.5%	27.5%

At September 30, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Weighted average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Corporate bonds	¥172,358	Discounted cash flow	Liquidity premium	0.0%	~	0.2%	0.1%
Asset-backed securities	1,727,557	Internal model(4)	Asset correlations	2.0%			2.0%
			Discount factor	1.3%			1.3%
			Prepayment rate	20.7%			20.7%
			Probability of default	0.0%	~	94.6%	—	(3)
			Recovery rate	58.7%			58.7%
Other debt securities	626,252	Discounted cash flow	Liquidity premium	1.6%	~	3.2%	2.4%

At September 30, 2025	Fair value(1)	Valuation technique	Significant unobservable inputs	Range			Median(2)
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	(20,004)	Option model	Correlation between interest rates	33.5%	~	58.0%	53.1%
			Correlation between interest rate and foreign exchange rate	6.5%	~	49.3%	21.5%
			Recovery rate	80.0%	~	90.0%	85.0%
			Volatility	21.9%	~	93.7%	70.6%
Foreign exchange contracts—net	19,345	Option model	Correlation between interest rates	39.2%	~	58.0%	48.6%
			Correlation between interest rate and foreign exchange rate	19.0%	~	49.3%	31.6%
			Recovery rate	80.0%	~	90.0%	85.0%
Equity contracts—net	2,039	Option model	Correlation between foreign exchange rate and equity	6.0%	~	50.0%	10.0%
			Correlation between equities	14.4%	~	95.0%	62.0%
			Volatility	20.5%	~	41.0%	33.1%

Notes:
(1)The fair value as of March 31, 2025 and September 30, 2025 excludes the fair value of investments valued using vendor prices.
(2)Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
(3)See “Probability of default” in “Change in and range of unobservable inputs” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
(4)For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
Changes in and range of unobservable inputs
For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting, write-downs of individual assets or the measurement alternative for nonmarketable equity securities. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025 for further information on assets and liabilities measured at fair value on a nonrecurring basis.
The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2025 and September 30, 2025:

	March 31, 2025				September 30, 2025
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)(2)	¥—	¥14,041	¥49,830	¥63,871	¥—	¥7,669	¥16,161	¥23,830
Loans	2,466	5,254	269,853	277,573	1,681	5,359	224,160	231,200
Loans held for sale	—	—	134,371	134,371	—	—	67,394	67,394
Collateral dependent loans	2,466	5,254	135,482	143,202	1,681	5,359	156,766	163,806
Premises and equipment	—	—	9,557	9,557	—	—	1,181	1,181
Intangible assets	—	—	5,449	5,449	—	—	904	904
Goodwill	—	—	161,758	161,758	—	—	99,167	99,167
Other assets	—	34,389	19,049	53,438	—	8,833	15,154	23,987
Investments in equity method investees(1)	—	27,745	2,057	29,802	—	—	2,026	2,026
Other	—	6,644	16,992	23,636	—	8,833	13,128	21,961
Total	¥2,466	¥53,684	¥515,496	¥571,646	¥1,681	¥21,861	¥356,727	¥380,269

Notes:
(1)Excludes certain investments valued at net asset value of ¥39,541 million and ¥21,070 million at March 31, 2025 and September 30, 2025, respectively. The unfunded commitments related to these investments are ¥34,847 million and ¥36,976 million at March 31, 2025 and September 30, 2025, respectively. These investments are in private equity funds. For the nature and details of private equity funds, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
(2)Includes certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including impairment and observable price change for nonmarketable equity securities measured under the measurement alternative.
The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2024 and 2025:

	Losses for the six months ended September 30,
	2024	2025
	(in millions)
Investment securities	¥8,473	¥12,493
Loans	23,967	7,997
Loans held for sale	1,480	2,712
Collateral dependent loans	22,487	5,285
Premises and equipment	13,072	1,515
Intangible assets	1,706	690
Goodwill	—	37,703
Other assets	15,257	1,719
Investments in equity method investees	274	24
Other	14,983	1,695
Total	¥62,475	¥62,117

Loans held for sale are recorded at the lower of cost or fair value. The fair value of loans held for sale is based on secondary market prices, where available. Where no such price exists, the fair value is determined using prices observed in the market for a similar asset or assets, or determined based on discounted cash flows, which may be adjusted, as appropriate, to reflect other market conditions or the perceived credit risk of the borrower. These loans are principally classified in Level 3 of the fair value hierarchy, except when quoted prices are available but not traded actively, which results in such loans held for sale being classified in Level 2 of the fair value hierarchy.
The significant unobservable inputs used for the fair value measurements of loans held for sale based on adjusted prices, which are categorized within Level 3 of the fair value hierarchy, consisted of prices ranging from ¥6.67 to ¥100.00 and from ¥6.73 to ¥100.00 as of March 31, 2025 and September 30, 2025, respectively, and the weighted average of prices were ¥95.38 and ¥95.69 as of March 31, 2025 and September 30, 2025, respectively. The significant unobservable inputs used for the fair value measurements of loans held for sale based on discounted cash flows, which are categorized within Level 3 of the fair value hierarchy, consisted of discount rates ranging from 1.30% to 2.29% and from 1.30% to 2.29% as of March 31, 2025 and September 30, 2025, respectively, and the weighted averages of the discount rates were 1.75% and 1.77% as of March 31, 2025 and September 30, 2025, respectively. Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments.
Fair Value Option
For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2025.
The following table presents the gains or losses recorded for the six months ended September 30, 2024 and 2025 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2024			2025
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥384,525	¥(816,042)	¥(431,517)	¥253,469	¥139,842	¥393,311
Total	¥384,525	¥(816,042)	¥(431,517)	¥253,469	¥139,842	¥393,311
Financial liabilities:
Other short-term borrowings(1)	¥6,225	¥—	¥6,225	¥1,193	¥—	¥1,193
Long-term debt(1)	16,488	—	16,488	388	—	388
Total	¥22,713	¥—	¥22,713	¥1,581	¥—	¥1,581

Note:
(1)Change in value attributable to the instrument-specific credit risk related to those financial liabilities are not material.
The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2025 and September 30, 2025 for long-term debt instruments for which the fair value option has been elected:

	March 31, 2025			September 30, 2025
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥156,302	¥153,742	¥(2,560)	¥115,589	¥112,134	¥(3,455)
Total	¥156,302	¥153,742	¥(2,560)	¥115,589	¥112,134	¥(3,455)
Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.
Estimated Fair Value of Financial Instruments
The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2025 and September 30, 2025:

	At March 31, 2025
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,591	¥4,591	¥4,591	¥—	¥—
Interest-earning deposits in other banks	104,707	104,707	—	104,707	—
Call loans and funds sold	1,676	1,676	—	1,676	—
Receivables under resale agreements	18,782	18,782	—	18,782	—
Receivables under securities borrowing transactions	5,701	5,701	—	5,701	—
Investment securities	23,272	22,647	12,932	8,244	1,471
Loans, net of allowance for credit losses(1)	130,187	129,772	2	70	129,700
Other financial assets(2)	9,783	9,783	—	9,783	—
Financial liabilities:
Deposits
Non-interest-bearing	¥36,820	¥36,820	¥—	¥36,820	¥—
Interest-bearing	212,633	212,643	—	212,643	—
Total deposits	249,453	249,463	—	249,463	—
Call money and funds purchased	5,017	5,017	—	5,017	—
Payables under repurchase agreements	43,664	43,664	—	43,664	—
Payables under securities lending transactions	718	718	—	718	—
Due to trust account and other short-term borrowings	28,229	28,229	—	28,229	—
Long-term debt	20,928	20,199	—	20,199	—
Other financial liabilities	9,038	9,038	—	9,038	—

	At September 30, 2025
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥4,286	¥4,286	¥4,286	¥—	¥—
Interest-earning deposits in other banks	90,156	90,156	—	90,156	—
Call loans and funds sold	1,915	1,915	—	1,915	—
Receivables under resale agreements	17,683	17,683	—	17,683	—
Receivables under securities borrowing transactions	5,782	5,782	—	5,782	—
Investment securities	23,845	23,213	12,750	8,517	1,946
Loans, net of allowance for credit losses(1)	131,838	131,358	2	73	131,283
Other financial assets(2)	11,182	11,182	—	11,182	—
Financial liabilities:
Deposits
Non-interest-bearing	¥34,482	¥34,482	¥—	¥34,482	¥—
Interest-bearing	214,538	214,540	—	214,540	—
Total deposits	249,020	249,022	—	249,022	—
Call money and funds purchased	6,008	6,008	—	6,008	—
Payables under repurchase agreements	40,506	40,506	—	40,506	—
Payables under securities lending transactions	1,210	1,210	—	1,210	—
Due to trust account and other short-term borrowings	16,419	16,419	—	16,419	—
Long-term debt	22,434	21,860	—	21,860	—
Other financial liabilities	8,297	8,297	—	8,297	—

Notes:
(1)Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)Excludes investments in equity method investees of ¥4,564 billion and ¥4,719 billion at March 31, 2025 and September 30, 2025, respectively.
The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2025 and September 30, 2025 was not material.